Goodwill and Other Intangible Assets - Mortgage Servicing Rights (Details 3) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Mortgage servicing rights activity [Abstract]
Fair value at the beginning of the period	$ 13,093,000,000	$ 15,531,000,000	$ 13,649,000,000	$ 15,531,000,000
MSR activity
Originations of MSRs	562,000,000	533,000,000	1,319,000,000	1,222,000,000
Purchase of MSRs	29,000,000	0	30,000,000	14,000,000
Disposition of MSRs	0	(5,000,000)	0	(5,000,000)
Total net additions	591,000,000	528,000,000	1,349,000,000	1,231,000,000
Change in valuation due to inputs and assumptions	(960,000,000)	(3,584,000,000)	(1,711,000,000)	(3,680,000,000)
Other changes in fair value	(481,000,000)	(622,000,000)	(1,044,000,000)	(1,229,000,000)
Total change in fair value of MSRs	(1,441,000,000)	(4,206,000,000)	(2,755,000,000)	(4,909,000,000)
Fair value at June 30	12,243,000,000	11,853,000,000	12,243,000,000	11,853,000,000
Change in unrealized gains/(losses) included in income related to MSRs held at March 31	(960,000,000)	(3,584,000,000)	(1,711,000,000)	(3,680,000,000)
Contractual service fees, late fees and other ancillary fees included in income	983,000,000	1,148,000,000	2,008,000,000	2,280,000,000
Third-party mortgage loans serviced at June 30 (in billions)	949,000,000,000	1,064,000,000,000	949,000,000,000	1,064,000,000,000
Servicer advances, net at June 30 (in billions)	10,900,000,000	9,300,000,000	10,900,000,000	9,300,000,000
MSR activity supplemental information
Servicing Asset At Fair Value Changes In Fair Value Resulting From Changes In Cost To Service Assumptions			1,100,000,000
Commercial Real Estate, Fair Value, Period Increase (Decrease)	(2,000,000)	(2,000,000)	(4,000,000)	(4,000,000)
Commercial Real Estate, Fair Value	$ 36,000,000	$ 37,000,000	$ 36,000,000	$ 37,000,000